Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Guarantees	€ 9,652	€ 9,692
Joint ventures
Guarantees, commitments and risks
Guarantees	9,063	9,226
Associates
Guarantees, commitments and risks
Guarantees	165	68
Others
Guarantees, commitments and risks
Guarantees	€ 424	€ 398